SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred Revenues		$ 102,300	$ 11,100	$ 10,300
Revenue		333,342	394,661	$ 186,387
Contract liabilities		$ 182,297	$ 213,449
Number of Major Customers | item		0	0	0
Customer One
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		20.07%	1.53%	0.00%
Proprietary mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 62,359	$ 191,693	$ 88,493
Brand of AntPool
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		0.24%	0.72%	24.44%
Brand of BTC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		14.94%	44.68%	22.81%
Hash Rate Subscription
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 77,862	$ 53,952	$ 31,389
Electricity Subscription
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		39,525	35,113	45,242
Additional consideration from acceleration plan arrangements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		3,954	35,140	1,657
Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		705	45,693	15,844
Cloud Hosting Arrangements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		12,723	7,568	2,929
General Hosting
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		99,251	18,312
Membership Hosting
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		26,056
Other Products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	[1]	$ 10,907	$ 7,190	$ 833

[1]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.